Trade and other receivables (Details) - KRW (₩) ₩ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade And Other Receivables
Accounts receivable — Trade	₩ 5,112,044	₩ 9,945,757
Allowance for doubtful accounts (Accounts receivable)	(731,158)	(735,316)
Accounts receivable — trade, net	4,380,886	9,210,441
Accrued income	138,591	74,233
Allowance for doubtful accounts (Accrued income)	(39,151)	(44,104)
Non-trade receivables	936,694	600,352
Allowance for doubtful accounts (Non-trade receivables)	(500,000)	(500,000)
Accounts receivable — other, net	₩ 536,134	₩ 130,482